Trade and other payables	6 Months Ended
Feb. 28, 2026
Trade and other payables
Trade and other payables

11. Trade and other payables

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Trade payables	6,868,590	8,050,660
Related party interest payable [note 16]	7,344	6,058
Sales tax payable	47,331	—
Salaries, vacation and other employee benefits payables	579,369	551,072
	7,502,634	8,607,790